Fair Value of Financial Assets and Liabilities - Derivative Instruments (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Series B redeemable convertible preferred stock	$ 12,320,000	$ 40,791,000
Warrant liability	5,826,000	16,871,000
Total liabilities	18,146,000	57,662,000
Fair Value, Inputs, Level 1 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Series B redeemable convertible preferred stock	0	0
Warrant liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Series B redeemable convertible preferred stock	0	0
Warrant liability	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Schedule Of Derivative Liabilities At Fair Value [Line Items]
Series B redeemable convertible preferred stock	12,320,000	40,791,000
Warrant liability	5,826,000	16,871,000
Total liabilities	$ 18,146,000	$ 57,662,000